Acquisitions - Additional Information (Details) - USD ($) $ in Thousands								1 Months Ended	3 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 15, 2017	Nov. 09, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Feb. 02, 2017	Jan. 10, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisitions
Acquisition related costs												$ 0	$ 100	$ 200
Series A Preferred Unit [Member]
Acquisitions
Number of preferred units issued and sold						2,083,333
Limited Partner [Member] | Common Units [Member]
Acquisitions
Partnership units sold		3,000,000					2,500,000
Brasil Knutsen
Acquisitions
Fair value of vessel and equipment acquired	$ 96,000
Outstanding indebtedness assumed	59,000
Company Liquidity Loan assumed	35,200
Certain capitalized financing fees	600
Post-closing adjustment	$ 3,381
Revenues contributed since the acquisition date								$ 700
Net income contributed since the acquisition date								$ 300
Brasil Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired	100.00%
Lena Knutsen
Acquisitions
Fair value of vessel and equipment acquired			$ 142,457
Fair value of vessel, equipment and above market time charter acquired			142,000
Outstanding indebtedness assumed			111,068
Outstanding debt including debt from related parties			133,800
Certain capitalized financing fees			1,000
Business acquisition, receivable owned			24,100
Post-closing adjustment			$ (108)
Revenues contributed since the acquisition date									$ 5,200
Net income contributed since the acquisition date									$ 100
Lena Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired			100.00%
Vigdis Knutsen
Acquisitions
Fair value of vessel and equipment acquired				$ 145,772
Fair value of vessel, equipment and above market time charter acquired				147,000
Outstanding indebtedness assumed				114,411
Outstanding debt including debt from related parties				137,700
Certain capitalized financing fees				900
Business acquisition, receivable owned				17,900
Post-closing adjustment				$ 3,650
Revenues contributed since the acquisition date										$ 11,800
Net income contributed since the acquisition date										$ 2,600
Vigdis Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired				100.00%
Tordis Knutsen
Acquisitions
Fair value of vessel and equipment acquired					$ 145,754
Fair value of vessel, equipment and above market time charter acquired					147,000
Outstanding indebtedness assumed					114,411
Outstanding debt including debt from related parties					137,700
Certain capitalized financing fees					800
Business acquisition, receivable owned					21,100
Post-closing adjustment					$ 1,741
Revenues contributed since the acquisition date											$ 17,200
Net income contributed since the acquisition date											$ 3,200
Tordis Knutsen | Acquisitions from KNOT
Acquisitions
Percentage of interest acquired					100.00%